Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 690,000.00
Previously Paid Amount	0.00
Total Fee Amount	95.29
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 95.29
Narrative - Max Aggregate Offering Price	$ 690,000.00
Final Prospectus	true